COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS	0.5%
PREFERRED	0.5%
Invesco Preferred ETF(a)		471,289	$5,443,388

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$5,462,511)			5,443,388

PREFERRED SECURITIES—EXCHANGE-TRADED	31.6%
BANKING	10.5%
Bank of America Corp., 4.25%, Series QQ(a)(b)		45,242	824,762
Bank of America Corp., 5.00%, Series LL(a)(b)		362,866	7,830,648
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	827,164
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		410,836	7,846,968
First Horizon Corp., 6.50%, Series E(a)(b)		216,107	5,262,205
M&T Bank Corp., 7.50%, Series J(a)(b)		397,600	10,703,392
Morgan Stanley, 4.25%, Series O(a)(b)		74,599	1,375,606
Morgan Stanley, 5.85%, Series K(a)(b)		282,476	6,883,940
Morgan Stanley, 6.375%, Series I(a)(b)		183,101	4,599,497
Morgan Stanley, 6.50%, Series P(a)(b)		210,180	5,403,728
Morgan Stanley, 6.625%, Series Q(a)(b)		728,346	18,936,996
Morgan Stanley, 6.875%, Series F(a)(b)		680,397	17,261,672
Morgan Stanley, 7.125%, Series E(a)(b)		350,000	8,935,500
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,197,407
Wells Fargo & Co., 4.375%, Series CC(a)(b)		167,799	3,149,587
Wells Fargo & Co., 4.70%, Series AA(a)(b)		148,365	2,965,816
Wells Fargo & Co., 4.75%, Series Z(a)(b)		403,986	8,168,597
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		6,750	8,025,075

			121,198,560

CONSUMER STAPLE PRODUCTS	0.9%
CHS, Inc., 7.50%, Series 4(b)		393,503	10,132,702

FINANCIAL SERVICES	2.8%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,775,565
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,958,676
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	13,942,151
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		214,812	4,732,308
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		232,042	5,849,779

			32,258,479

INDUSTRIAL SERVICES	1.1%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		502,669	12,908,540

INSURANCE	7.4%
Allstate Corp., 5.10%, Series H(a)(b)		304,000	6,812,640
Allstate Corp., 7.375%, Series J(a)(b)		132,006	3,508,720
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	3,213,656
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	7,593,990
Assurant, Inc., 5.25%, due 1/15/61(a)		75,306	1,565,612
Athene Holding Ltd., 4.875%, Series D(a)(b)		243,569	4,313,607
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		497,843	12,241,959
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		180,649	4,528,870
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		242,600	6,135,354
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,789,344

		Shares		Value
Equitable Holdings, Inc., 4.30%, Series C(a)(b)			98,173	$1,797,548
Equitable Holdings, Inc., 5.25%, Series A(a)(b)			286,202	6,127,585
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			249,010	6,556,433
Lincoln National Corp., 9.00%, Series D(a)(b)			299,871	8,156,491
MetLife, Inc., 4.75%, Series F(a)(b)			32,000	671,360
MetLife, Inc., 5.625%, Series E(a)(b)			74,832	1,831,139
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)			103,152	1,713,355

				85,557,663

PIPELINES	0.6%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a)(b)(c)			300,000	4,035,504
TC Energy Corp., 5.08% to 10/30/29, Series 9 (Canada)(a)(b)(c)			200,000	2,777,033

				6,812,537

REAL ESTATE	1.0%
Chatham Lodging Trust, 6.625%, Series A(b)			85,000	1,776,500
DigitalBridge Group, Inc., 7.125%, Series H(b)			206,801	4,988,040
DigitalBridge Group, Inc., 7.125%, Series J(b)			170,626	4,100,143

				10,864,683

TELECOMMUNICATIONS	2.8%
AT&T, Inc., 4.75%, Series C(a)(b)			646,405	12,462,688
AT&T, Inc., 5.00%, Series A(a)(b)			493,265	10,082,337
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			97,841	1,898,115
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			96,904	2,146,424
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			91,356	2,032,671
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)			163,097	3,899,649

				32,521,884

UTILITIES	4.5%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			237,068	5,997,821
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)			47,070	817,606
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			208,034	3,280,696
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			168,056	2,739,313
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			197,096	3,628,537
CMS Energy Corp., 5.875%, due 10/15/78(a)			120,000	2,816,400
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)(c)			394,848	9,176,268
SCE Trust VI, 5.00%(a)(b)			394,659	6,803,921
SCE Trust VII, 7.50%, Series M(a)(b)			392,110	9,147,926
SCE Trust VIII, 6.95%, Series N(a)(b)			235,798	5,284,233
Southern Co., 6.50%, due 3/15/85(a)			99,954	2,637,786

				52,330,507

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$387,558,684)				364,585,555

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	116.0%
BANKING	69.0%
ABN AMRO Bank NV, 6.375% to 9/22/34 (Netherlands)(b)(c)(e)(f)		EUR	2,000,000	2,159,504
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	2,600,000	2,908,266
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	6,400,000	7,126,260
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			4,900,000	5,356,244

	Principal Amount*		Value
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(c)(e)(f)	EUR	800,000	$942,628
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)	EUR	3,200,000	3,550,233
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		11,000,000	11,521,257
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		5,600,000	6,186,130
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		9,000,000	10,378,017
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		5,162,000	5,183,071
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(c)		11,907,000	11,921,371
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,700,000	1,723,166
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)(c)		8,918,000	9,047,677
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		6,948,000	7,086,557
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(c)		6,000,000	6,017,514
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		4,200,000	4,391,062
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		10,250,000	10,833,542
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		4,220,000	4,483,750
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,100,000	2,193,698
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	3,700,000	4,835,326
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	2,700,000	3,583,461
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)(e)		13,800,000	15,398,137
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		6,000,000	6,023,676
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)		16,400,000	17,003,504
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		1,400,000	1,469,037
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)(g)		12,800,000	13,488,461
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		6,600,000	7,083,912
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR	2,200,000	2,373,538
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	6,400,000	6,844,286
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	1,800,000	2,055,024
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	5,200,000	6,005,070
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		29,526,000	28,850,918
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		11,846,000	10,528,444
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		1,973,000	1,942,084
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)(c)		3,191,000	3,185,479
Citigroup Capital III, 7.625%, due 12/1/36(a)		1,500,000	1,660,704
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(c)		2,948,000	2,894,034
Citigroup, Inc., 5.95% to 5/15/25, Series P(b)(c)		5,656,000	5,658,655
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		10,030,000	10,156,021
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		11,399,000	11,906,324
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		29,195,000	30,656,297
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		6,590,000	6,635,003
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		4,500,000	4,614,948
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		4,800,000	4,824,000
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	4,000,000	5,155,781
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(c)(e)(f)	EUR	1,900,000	2,115,717
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)(g)		2,260,000	2,313,675
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		2,200,000	176,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		7,600,000	608,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b)(c)(e)		1,800,000	1,791,947
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	6,400,000	6,904,937
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	5,800,000	6,452,156
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(c)(e)(f)	EUR	1,800,000	2,086,713
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		3,698,000	3,841,482
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)(c)		17,139,000	18,123,995

	Principal Amount*		Value
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		21,121,000	$22,168,095
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		3,800,000	3,825,363
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		4,000,000	4,219,732
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		1,820,000	1,753,299
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		5,141,000	5,061,105
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		1,800,000	1,661,733
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		10,400,000	10,540,202
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		5,000,000	5,145,375
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		8,900,000	9,364,580
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	3,400,000	3,816,685
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		7,600,000	7,609,042
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(b)(c)		5,240,000	5,311,207
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		17,757,000	18,580,357
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	3,200,000	3,448,945
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		12,000,000	11,580,715
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	2,000,000	2,594,037
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	2,800,000	3,510,488
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(b)(f)	GBP	8,060,000	13,098,098
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		4,400,000	4,454,204
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		3,400,000	3,622,258
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)(c)		5,000,000	4,760,089
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		2,081,000	2,087,865
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		13,976,000	14,131,749
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		22,364,000	22,519,407
Regions Financial Corp., 5.75% to 6/15/25, Series D(b)(c)		3,429,000	3,432,788
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		1,600,000	1,627,348
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		6,000,000	5,787,583
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		4,200,000	4,197,622
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		600,000	611,493
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		8,200,000	8,630,943
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		7,400,000	8,078,158
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		13,549,000	13,848,406
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)		17,410,000	17,805,224
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(b)(f)	EUR	19,513,050	23,359,798
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)		2,600,000	2,351,732
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(e)(f)		1,800,000	1,865,673
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(e)(f)		8,200,000	8,502,670
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)		4,200,000	4,256,440
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)		7,305,000	7,650,994
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)		7,068,000	6,831,216
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)		2,239,000	2,202,117
Truist Financial Corp., 6.669% to 3/1/25, Series N(a)(b)(c)		12,283,000	12,250,687
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)		2,100,000	1,839,383
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)		3,400,000	3,416,102
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)		2,600,000	2,731,331
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)		10,200,000	11,147,662
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)		14,400,000	16,668,173
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(c)		2,258,000	2,146,418
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)		2,662,000	2,646,248
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(b)(c)(e)(f)	GBP	2,820,000	4,000,126
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(c)		6,297,000	6,190,795

		Principal Amount*		Value
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)(c)			16,460,000	$16,943,002
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)			35,256,000	37,591,534

				795,732,989

CONSUMER DISCRETIONARY PRODUCTS	0.4%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	700,000	791,292
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	3,000,000	3,541,850

				4,333,142

ENERGY	1.1%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			4,419,000	4,368,292
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			8,230,000	8,423,891

				12,792,183

FINANCIAL SERVICES	3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			3,410,000	3,497,245
Air Lease Corp., 6.00% to 9/24/29, Series D(b)(c)			2,025,000	1,986,555
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			4,467,000	4,297,097
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			9,752,000	8,884,610
American Express Co., 3.55% to 9/15/26, Series D(a)(b)(c)			3,381,000	3,268,039
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			3,950,000	3,798,109
Discover Financial Services, 5.50% to 10/30/27, Series C(b)(c)			4,776,000	4,666,512
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(c)			4,145,000	4,155,856
ILFC E-Capital Trust I, 6.149% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			1,219,000	1,005,028
ILFC E-Capital Trust II, 6.399% (3 Month USD Term SOFR + 2.062%), due 12/21/65(d)(g)			5,352,000	4,541,600

				40,100,651

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)(c)			14,473,000	14,654,817

INSURANCE	10.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(a)(c)(f)			5,900,000	5,907,155
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(c)			3,220,000	3,212,161
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	2,400,000	2,594,984
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			7,175,000	7,380,684
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(b)(c)(g)			6,000,000	6,098,078
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			2,627,000	2,536,059
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			7,910,000	7,635,916
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			8,455,000	8,864,036
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			4,500,000	4,179,375
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)(c)			14,850,000	16,081,362
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			7,800,000	8,540,093
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			5,500,000	6,488,422
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			3,815,000	3,885,848
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			3,785,000	3,926,620
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			5,200,000	4,895,241
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(a)(c)(f)			1,600,000	1,673,797
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			6,300,000	5,856,101
SBL Holdings, Inc., 7.00% to 5/13/25(b)(c)(g)			4,013,000	3,972,870
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			3,600,000	3,562,469
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			11,285,000	11,960,915

				119,252,186

		Principal Amount*		Value
PIPELINES	12.5%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			560,000	$546,199
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			2,772,000	2,700,971
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			2,421,000	2,407,449
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			10,550,000	10,442,851
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			6,120,000	6,281,452
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			3,512,000	3,590,325
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			1,540,000	1,599,760
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			10,208,000	10,724,106
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)(c)			13,707,000	14,550,172
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)			13,710,000	15,216,024
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			5,355,000	5,365,512
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			10,718,000	10,577,842
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			10,136,000	10,304,775
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)			1,680,000	1,774,451
Enterprise Products Operating LLC, 7.539% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			1,500,000	1,495,144
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)			6,500,000	6,700,713
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)			6,630,000	6,824,292
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			7,972,000	7,668,510
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			12,034,000	11,447,826
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			1,219,000	1,204,246
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			12,780,000	13,325,808

				144,748,428

REAL ESTATE	1.0%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(g)			4,900,000	4,782,775
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(f)		EUR	6,400,000	7,219,224

				12,001,999

RETAIL & WHOLESALE—STAPLES	0.4%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			3,600,000	2,970,055
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,710,000	1,433,006

				4,403,061

TELECOMMUNICATIONS	0.7%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)			2,875,000	2,995,413
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86 (United Kingdom)(c)(f)		GBP	3,500,000	4,689,053

				7,684,466

UTILITIES	15.8%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			4,273,000	4,186,095
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			5,505,000	5,618,189
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			14,372,000	13,726,661
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			6,160,000	6,204,987
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			7,092,000	7,257,456
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			8,305,000	8,534,783
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(c)(f)		EUR	5,200,000	5,940,673
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(a)(c)			2,110,000	2,128,454
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			3,345,000	3,401,035
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			5,240,000	5,357,916
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)(c)			18,190,000	17,747,188
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)			4,630,000	4,687,162
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			7,770,000	8,102,970
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)			2,800,000	2,968,580
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			5,966,000	5,582,893
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			4,274,000	4,329,459

		Principal Amount*		Value
Enel SpA, 6.625% to 4/16/31 (Italy)(b)(c)(f)		EUR	4,600,000	$5,347,538
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			9,310,000	9,514,774
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			4,965,000	5,189,481
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)			4,310,000	4,324,469
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			6,099,000	6,213,020
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			11,730,000	12,028,517
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)			3,730,000	3,710,201
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			2,544,000	2,600,691
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			8,553,000	8,128,263
Sempra, 4.875% to 10/15/25(b)(c)			2,485,000	2,465,326
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)			6,685,000	6,455,909
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			9,890,000	9,894,050

				181,646,740

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,310,741,442)				1,337,350,662

CORPORATE BONDS—INSURANCE	0.2%
SBL Holdings, Inc., 5.00%, due 2/18/31(a)(g)			1,930,000	1,741,588

TOTAL CORPORATE BONDS (Identified cost—$1,747,967)				1,741,588

		Shares
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.32%(k)			11,697,792	11,697,792
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(k)			12,430,100	12,430,100

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,127,892)				24,127,892

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,729,638,496)	150.4%			1,733,249,085
LIABILITIES IN EXCESS OF OTHER ASSETS	(50.4)			(580,792,026)

NET ASSETS	100.0%			$1,152,457,059

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
$ 125,000,000	0.360%	Monthly	4.494%(l)	Monthly	12/20/25	$4,440,219	$(10,067)	$4,450,286
35,000,000	0.349%	Monthly	4.494%(l)	Monthly	12/20/25	1,246,740	(2,334)	1,249,074
160,000,000	0.464%	Monthly	4.494%(l)	Monthly	12/20/26	10,967,427	(20,234)	10,987,661
70,000,000	0.930%	Monthly	4.494%(l)	Monthly	9/15/27	5,725,269	(9,976)	5,735,245
GBP 28,000,000	0.900%	Monthly	4.704%(m)	Monthly	9/15/27	2,698,404	—	2,698,404

						$25,078,059	$(42,611)	$25,120,670

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	9,338,000	USD	6,500,341	2/27/25	$68,844
Brown Brothers Harriman	EUR	839,477	USD	874,895	2/27/25	3,114
Brown Brothers Harriman	EUR	3,433,672	USD	3,584,211	2/27/25	18,405
Brown Brothers Harriman	EUR	105,164,625	USD	109,476,374	2/27/25	264,825
Brown Brothers Harriman	GBP	4,620,121	USD	5,693,329	2/27/25	(34,741)
Brown Brothers Harriman	GBP	1,044,519	USD	1,299,398	2/27/25	4,393
Brown Brothers Harriman	USD	3,359,714	EUR	3,196,556	2/27/25	(40,149)
Brown Brothers Harriman	USD	1,653,194	EUR	1,584,581	2/27/25	(7,635)
Brown Brothers Harriman	USD	4,961	EUR	4,723	2/27/25	(56)

						$277,000

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Indexed Average
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $888,926,797 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at January 31, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $335,254,178 which represents 29.1% of the net assets of the Fund (19.1% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $205,413,074 which represents 17.8% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $223,229,703 which represents 19.4% of the net assets of the Fund, of which 0.2% are illiquid.

(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Non-income producing security.
(k)	Rate quoted represents the annualized seven–day yield.
(l)	Based on USD-SOFR-OIS. Represents rates in effect at January 31, 2025.
(m)	Based on 1–Month GBP SONIA. Represents rates in effect at January 31, 2025.

Country Summary	% of Managed Assets
United States	61.6
Canada	10.9
United Kingdom	6.0
France	4.8
Netherlands	3.3
Spain	3.0
Switzerland	2.4
Germany	1.5
Italy	1.1
Sweden	0.8
Australia	0.6
Ireland	0.6
Japan	0.6
Other (includes short-term investments)	2.8

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$5,443,388	$—	$—		$5,443,388
Preferred Securities—Exchange-Traded	364,585,555	—	—		364,585,555
Preferred Securities—Over-the-Counter:
Banking	—	794,948,989	784,000(a	)	795,732,989
Other Industries	—	541,617,673	—		541,617,673
Corporate Bonds	—	1,741,588	—		1,741,588
Short-Term Investments	—	24,127,892	—		24,127,892

Total Investments in Securities(b)	$370,028,943	$1,362,436,142	$784,000		$1,733,249,085

Forward Foreign Currency Exchange Contracts	$—	$359,581	$—		$359,581
Interest Rate Swap Contracts	—	25,120,670	—		25,120,670

Total Derivative Assets(b)	$—	$25,480,251	$—		$25,480,251

Forward Foreign Currency Exchange Contracts	$—	$(82,581)	$—		$(82,581)

Total Derivative Liabilities(b)	$—	$(82,581)	$—		$(82,581)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At January 31, 2025, the Fund did not have any option contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.